Supplemental Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Condensed Consolidating Balance Sheet

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2015

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$16,941	$760	$109,959	$89,641	$43,881	$(89,641)	$171,541
Receivables, net of allowance	—	—	173,869	173,638	58,906	(173,638)	232,775
Prepaid expenses and other current assets	919	—	28,633	28,593	6,680	(29,041)	35,784
Intercompany receivables	—	116,396	49,539	—	323,173	(489,108)	—

Total current assets	17,860	117,156	362,000	291,872	432,640	(781,428)	440,100
Satellites and other property and equipment, net	—	—	5,897,103	5,897,103	91,214	(5,897,103)	5,988,317
Goodwill	—	—	2,371,027	2,371,027	—	(2,371,027)	2,371,027
Non-amortizable intangible assets	—	—	2,452,900	2,452,900	—	(2,452,900)	2,452,900
Amortizable intangible assets, net	—	—	440,330	440,330	—	(440,330)	440,330
Investment in affiliates	(4,370,170)	(1,019,052)	139,983	139,983	—	5,109,256	—
Other assets	87	—	278,771	278,771	32,458	(278,771)	311,316

Total assets	$(4,352,223)	$(901,896)	$11,942,114	$11,871,986	$556,312	$(7,112,303)	$12,003,990

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$28,622	$10	$154,247	$154,861	$29,053	$(155,309)	$211,484
Accrued interest payable	—	22,360	139,133	1,964	—	(1,964)	161,493
Deferred satellite performance incentives	—	—	19,411	19,411	—	(19,411)	19,411
Other current liabilities	—	—	168,261	166,248	3,793	(166,248)	172,054
Intercompany payables	489,108	—	—	2,038,908	—	(2,528,016)	—

Total current liabilities	517,730	22,370	481,052	2,381,392	32,846	(2,870,948)	564,442
Long-term debt, net of current portion	—	3,442,462	11,168,917	—	—	—	14,611,379
Deferred satellite performance incentives, net of current portion	—	—	162,177	162,177	—	(162,177)	162,177
Deferred revenue, net of current portion	—	—	1,010,019	1,010,019	223	(1,010,019)	1,010,242
Deferred income taxes	—	—	150,283	150,283	10,519	(150,283)	160,802
Accrued retirement benefits	—	—	195,170	195,170	215	(195,170)	195,385
Other long-term liabilities	—	—	161,420	161,420	8,096	(161,420)	169,516

Shareholders’ equity (deficit):
Common shares	1,076	7,202	3,114,981	5,558,066	24	(8,680,273)	1,076
Preferred shares	35	—	—	—	—	—	35
Other shareholders’ equity (deficit)	(4,871,064)	(4,373,930)	(4,501,905)	2,253,459	504,389	6,117,987	(4,871,064)

Total liabilities and shareholders’ equity	$(4,352,223)	$(901,896)	$11,942,114	$11,871,986	$556,312	$(7,112,303)	$12,003,990

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2014

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$6,229	$1,068	$63,633	$63,144	$52,217	$(63,144)	$123,147
Receivables, net of allowance	12	—	167,621	167,569	52,825	(167,569)	220,458
Deferred income taxes	—	—	74,466	74,466	1,849	(74,466)	76,315
Prepaid expenses and other current assets	940	—	27,938	27,880	9,334	(30,147)	35,945
Intercompany receivables	—	134,093	356,680	285,453	—	(776,226)	—

Total current assets	7,181	135,161	690,338	618,512	116,225	(1,111,552)	455,865
Satellites and other property and equipment, net	—	—	5,761,839	5,761,839	118,425	(5,761,839)	5,880,264
Goodwill	—	—	6,780,827	6,780,827	—	(6,780,827)	6,780,827

Non-amortizable intangible assets	—	—	2,458,100	2,458,100	—	(2,458,100)	2,458,100
Amortizable intangible assets, net	—	—	500,545	500,545	—	(500,545)	500,545
Investment in affiliates	(270,172)	3,084,655	141,594	141,594	—	(3,097,671)	—
Other assets	88	1	240,844	240,844	9,900	(240,844)	250,833

Total assets	$(262,903)	$3,219,817	$16,574,087	$16,502,261	$244,550	$(19,951,378)	$16,326,434

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$28,818	$—	$154,445	$154,124	$24,585	$(156,390)	$205,582
Accrued interest payable	—	22,500	138,971	1,803	24	(1,803)	161,495
Current portion of long-term debt	—	—	49,000	—	—	—	49,000
Deferred satellite performance incentives	—	—	19,793	19,793	1,164	(19,793)	20,957
Other current liabilities	—	—	183,677	182,356	6,353	(182,356)	190,030
Intercompany payables	450,846	—	—	—	39,928	(490,774)	—

Total current liabilities	479,664	22,500	545,886	358,076	72,054	(851,116)	627,064
Long-term debt, net of current portion	—	3,462,756	11,156,465	—	—	—	14,619,221
Deferred satellite performance incentives, net of current portion	—	—	163,360	163,360	—	(163,360)	163,360
Deferred revenue, net of current portion	—	—	966,832	966,832	486	(966,832)	967,318
Deferred income taxes	—	—	201,212	201,212	10,468	(201,212)	211,680
Accrued retirement benefits	—	—	262,536	262,536	370	(262,536)	262,906
Other long-term liabilities	—	—	193,141	168,353	24,311	(168,353)	217,452

Shareholders’ equity (deficit):
Common shares	1,067	7,202	3,466,429	7,535,655	24	(11,009,310)	1,067
Preferred shares	35	—	—	—	—	—	35
Other shareholders’ equity (deficit)	(743,669)	(272,641)	(381,774)	6,846,237	136,837	(6,328,659)	(743,669)

Total liabilities and shareholders’ equity	$(262,903)	$3,219,817	$16,574,087	$16,502,261	$244,550	$(19,951,378)	$16,326,434

Schedule of Condensed Consolidating Statement of Operations

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated

Revenue	$—	$—	$2,160,235	$2,160,251	$554,831	$(2,522,796)	$2,352,521

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	241,603	241,603	449,274	(603,979)	328,501
Selling, general and administrative	7,912	193	126,331	125,494	65,143	(125,661)	199,412
Impairment of goodwill and other intangibles	—	—	4,415,000	4,415,000	—	(4,415,000)	4,415,000
Depreciation and amortization	—	—	654,784	654,784	32,945	(654,784)	687,729

Total operating expenses	7,912	193	5,437,718	5,436,881	547,362	(5,799,424)	5,630,642

Income (loss) from operations	(7,912)	(193)	(3,277,483)	(3,276,630)	7,469	3,276,628	(3,278,121)
Interest expense (income), net	10,723	274,451	613,162	36,059	(8,057)	(36,059)	890,279
Gain on early extinguishment of debt	—	7,061	—	—	—	—	7,061
Subsidiary income (loss)	(4,154,347)	(3,864,552)	11,983	11,983	—	7,994,933	—
Other income (expense), net	—	—	4,367	(5,136)	(10,568)	5,136	(6,201)

Income (loss) before income taxes	(4,172,982)	(4,132,135)	(3,874,295)	(3,305,842)	4,958	11,312,756	(4,167,540)
Provision for (benefit from) income taxes	3	—	(1,871)	(1,885)	3,381	1,885	1,513

Net income (loss)	(4,172,985)	(4,132,135)	(3,872,424)	(3,303,957)	1,577	11,310,871	(4,169,053)
Net income attributable to noncontrolling interest	—	—	—	—	(3,934)	—	(3,934)

Net income (loss) attributable to Intelsat, S.A.	(4,172,985)	(4,132,135)	(3,872,424)	(3,303,957)	(2,357)	11,310,871	(4,172,987)

Cumulative preferred dividends	(9,919)	—	—	—	—	—	(9,919)

Net income (loss) attributable to common shareholders	$(4,182,904)	$(4,132,135)	$(3,872,424)	$(3,303,957)	$(2,357)	$11,310,871	$(4,182,906)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated

Revenue	$—	$—	$2,281,331	$2,281,348	$592,317	$(2,682,610)	$2,472,386

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	257,999	257,999	491,460	(659,110)	348,348
Selling, general and administrative	7,547	139	132,379	131,874	57,493	(132,025)	197,407
Depreciation and amortization	—	—	644,597	644,597	34,754	(644,597)	679,351

Total operating expenses	7,547	139	1,034,975	1,034,470	583,707	(1,435,732)	1,225,106

Income (loss) from operations	(7,547)	(139)	1,246,356	1,246,878	8,610	(1,246,878)	1,247,280
Interest expense, net	10,153	274,253	660,763	6,605	(382)	(6,605)	944,787
Loss on early extinguishment of debt	—	—	(40,423)	—	—	—	(40,423)
Subsidiary income	250,281	545,402	14,729	14,729	—	(825,141)	—
Other income (expense), net	2	—	2,864	2,770	(5,461)	(2,768)	(2,593)

Income before income taxes	232,583	271,010	562,763	1,257,772	3,531	(2,068,182)	259,477
Provision for income taxes	53	—	17,361	17,268	5,557	(17,268)	22,971

Net income (loss)	232,530	271,010	545,402	1,240,504	(2,026)	(2,050,914)	236,506
Net income attributable to noncontrolling interest	—	—	—	—	(3,974)	—	(3,974)

Net income (loss) attributable to Intelsat, S.A.	232,530	271,010	545,402	1,240,504	(6,000)	(2,050,914)	232,532

Cumulative preferred dividends	(9,917)	—	—	—	—	—	(9,917)

Net income (loss) attributable to common shareholders	$222,613	$271,010	$545,402	$1,240,504	$(6,000)	$(2,050,914)	$222,615

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,382,169	$2,382,201	$663,354	$(2,824,101)	$2,603,623

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	266,869	266,869	504,983	(662,952)	375,769
Selling, general and administrative	62,861	8,167	155,035	152,961	62,469	(153,026)	288,467
Depreciation and amortization	—	—	705,165	705,165	34,623	(708,386)	736,567
Gain on satellite insurance recoveries	—	—	(9,618)	(9,618)	—	9,618	(9,618)

Total operating expenses	62,861	8,167	1,117,451	1,115,377	602,075	(1,514,746)	1,391,185

Income (loss) from operations	(62,861)	(8,167)	1,264,718	1,266,824	61,279	(1,309,355)	1,212,438
Interest (income) expense, net	40,916	438,052	644,838	(10,042)	(1,545)	10,042	1,122,261
Loss on early extinguishment of debt	(24,185)	(341,351)	(2,553)	—	—	—	(368,089)
Subsidiary income (loss)	(85,180)	728,465	70,409	70,409	—	(784,103)	—
Other income (expense), net	(7)	—	577	42,772	(5,488)	(42,772)	(4,918)

Income (loss) before income taxes	(213,149)	(59,105)	688,313	1,390,047	57,336	(2,146,272)	(282,830)
Provision for (benefit from) income taxes	—	—	(40,152)	(38,819)	9,315	38,819	(30,837)

Net income (loss)	(213,149)	(59,105)	728,465	1,428,866	48,021	(2,185,091)	(251,993)
Net income attributable to noncontrolling interest	—	—	—	—	(3,687)	—	(3,687)

Net income (loss) attributable to Intelsat S.A.	(213,149)	(59,105)	728,465	1,428,866	44,334	(2,185,091)	(255,680)

Cumulative preferred dividends	(10,196)	—	—	—	—	—	(10,196)

Net income (loss) attributable to common shareholders	$(223,345)	$(59,105)	$728,465	$1,428,866	$44,334	$(2,185,091)	$(265,876)

Schedule of Condensed Consolidating Statement of Cash Flows

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2015

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated

Cash flows from operating activities:	$724	$(251,879)	$1,138,747	$1,629,412	$22,438	$(1,629,411)	$910,031

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(720,273)	(720,273)	(4,089)	720,273	(724,362)
Repayment from (disbursements for) intercompany loans	9,538	—	2,064	2,064	(346,799)	333,133	—
Investment in subsidiaries	(7,355)	(610,000)	(198)	(40,444)	—	657,997	—
Dividend from affiliates	19,000	898,400	28,423	28,423	—	(974,246)	—
Purchase of cost method investment	—	—	(25,000)	(25,000)	—	25,000	(25,000)
Other investing activities	—	—	432	432	(424)	(432)	8

Net cash provided by (used in) investing activities	21,183	288,400	(714,552)	(754,798)	(351,312)	761,725	(749,354)

Cash flows from financing activities:
Repayments of long-term debt	—	(17,829)	(479,000)	—	—	—	(496,829)
Proceeds from drawdown of long-term debt	—	—	430,000	—	—	—	430,000
Proceeds from (repayment of) intercompany borrowing	(1,430)	—	337,261	—	(634)	(335,197)	—
Dividends paid to preferred shareholders	(9,919)	—	—	—	—	—	(9,919)
Capital contribution from parent	—	—	250,000	86,316	367,553	(703,869)	—
Dividends to shareholders	—	(19,000)	(898,400)	(916,697)	(28,423)	1,862,520	—
Principal payments on deferred satellite performance incentives	—	—	(18,405)	(18,405)	(1,163)	18,405	(19,568)
Dividends paid to noncontrolling interest	—	—	—	—	(8,423)	—	(8,423)
Other financing activities	154	—	1,600	1,600	—	(1,601)	1,753

Net cash provided by (used in) financing activities	(11,195)	(36,829)	(376,944)	(847,186)	328,910	840,258	(102,986)

Effect of exchange rate changes on cash and cash equivalents	—	—	(925)	(931)	(8,372)	931	(9,297)

Net change in cash and cash equivalents	10,712	(308)	46,326	26,497	(8,336)	(26,497)	48,394
Cash and cash equivalents, beginning of period	6,229	1,068	63,633	63,144	52,217	(63,144)	123,147

Cash and cash equivalents, end of period	$16,941	$760	$109,959	$89,641	$43,881	$(89,641)	$171,541

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2014

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated

Cash flows from operating activities:	$(1,366)	$(270,171)	$1,253,342	$1,887,340	$64,363	$(1,887,338)	$1,046,170

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(639,603)	(639,603)	(5,821)	639,603	(645,424)
Repayment from (disbursements for) intercompany loans	9,214	—	3,873	3,873	—	(16,960)	—
Investment in subsidiaries	(3,790)	—	(194)	(194)	—	4,178	—
Dividend from affiliates	8,300	279,400	33,943	33,943	—	(355,586)	—
Other investing activities	—	—	174	174	—	(174)	174

Net cash provided by (used in)investing activities	13,724	279,400	(601,807)	(601,807)	(5,821)	271,061	(645,250)

Cash flows from financing activities:
Repayments of long-term debt	—	—	(586,000)	—	(24,418)	—	(610,418)
Payment of premium on early extinguishment of debt	—	—	(21,250)	—	—	—	(21,250)
Proceeds from issuance of long-term debt	—	—	135,000	—	—	—	135,000
Proceeds from (repayment of) intercompany borrowing	(4,233)	—	(9,214)	—	360	13,087	—
Dividends paid to preferred shareholders	(9,919)	—	—	—	—	—	(9,919)
Capital contribution from parent		—	—	103,698	3,984	(107,682)	—
Dividends to shareholders	—	(8,300)	(279,400)	(1,473,781)	(33,943)	1,795,424	—
Principal payments on deferred satellite performance incentives	—	—	(18,705)	(18,705)	(1,069)	18,705	(19,774)
Capital contribution from noncontrolling interest	—	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	—	(8,744)	—	(8,744)
Other financing activities	4,231	—	(338)	(338)	—	338	3,893

Net cash provided by (used in) financing activities	(9,921)	(8,300)	(779,907)	(1,389,126)	(51,621)	1,719,872	(519,003)

Effect of exchange rate changes on cash and cash equivalents	—	—	(1,085)	(1,063)	(5,473)	1,061	(6,560)

Net change in cash and cash equivalents	2,437	929	(129,457)	(104,656)	1,448	104,656	(124,643)
Cash and cash equivalents, beginning of period	3,792	139	193,090	167,800	50,769	(167,800)	247,790

Cash and cash equivalents, end of period	$6,229	$1,068	$63,633	$63,144	$52,217	$(63,144)	$123,147

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2013

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated

Cash flows from operating activities:	$(108,561)	$(622,489)	$1,406,174	$1,785,702	$41,767	$(1,785,701)	$716,892

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(591,762)	(591,762)	(9,030)	591,762	(600,792)
Proceeds from insurance settlements	—	—	487,930	487,930	—	(487,930)	487,930
Payment on satellite performance incentives from insurance proceeds	—	—	(19,199)	(19,199)	—	19,199	(19,199)

Repayment from (disbursements for) intercompany loans	(23,644)	—	(2,223,001)	(593,753)	3,493	2,836,905	—
Investment in subsidiaries	(11,436)	(17,248)	(324)	(324)	—	29,332	—
Dividend from affiliates	20,181	524,812	9,811	9,811	—	(564,615)	—
Other investing activities	—	—	(2,000)	(2,000)	—	2,000	(2,000)

Net cash provided by (used in)investing activities	(14,899)	507,564	(2,338,545)	(709,297)	(5,537)	2,426,653	(134,061)

Cash flows from financing activities:
Repayments of long-term debt	(353,550)	(5,307,986)	(1,218,208)	—	(24,418)	—	(6,904,162)
Repayment of notes payable to former shareholders	(868)	—	—	—	—	—	(868)
Payment of premium on early extinguishment of debt	(9,395)	(301,762)	(67)	—	—	—	(311,224)
Proceeds from issuance of long-term debt	—	3,500,000	2,754,688	—	—	—	6,254,688
Proceeds from (repayment of) intercompany borrowing	(52,391)	2,289,335	20,151	(44,111)	(13,943)	(2,199,041)	—
Debt issuance costs	—	(44,433)	(40,412)	—	—	—	(84,845)
Proceeds from initial public offering	572,500	—	—	—	—	—	572,500
Stock issuance costs	(26,683)	—	—	—	—	—	(26,683)
Dividends paid to preferred shareholders	(5,235)	—	—	—	—	—	(5,235)
Capital contribution from parent		—	17,248	45,062	11,760	(74,070)	—
Dividends to shareholders	—	(20,181)	(524,812)	(1,024,160)	(9,811)	1,578,964	—
Principal payments on deferred satellite performance incentives	—	—	(16,509)	(16,509)	(993)	16,508	(17,503)
Capital contribution from noncontrolling interest	—	—	—	—	12,209	—	12,209
Dividends paid to noncontrolling interest	—	—	—	—	(8,671)	—	(8,671)
Other financing activities	2,800	—	471	471	—	(471)	3,271

Net cash provided by (used in) financing activities	127,178	114,973	992,550	(1,039,247)	(33,867)	(678,110)	(516,523)

Effect of exchange rate changes on cash and cash equivalents	(7)	—	(468)	(465)	(5,528)	465	(6,003)

Net change in cash and cash equivalents	3,711	48	59,711	36,693	(3,165)	(36,693)	60,305
Cash and cash equivalents, beginning of period	81	91	133,379	131,107	53,934	(131,107)	187,485

Cash and cash equivalents, end of period	$3,792	$139	$193,090	$167,800	$50,769	$(167,800)	$247,790